Consolidated Balance Sheets (Parenthetical) $ in Millions	Mar. 31, 2019 USD ($) shares	Mar. 31, 2019 € / shares	Mar. 31, 2018 USD ($) shares	Mar. 31, 2018 € / shares
Statement of Financial Position [Abstract]
Allowance for doubtful trade debts, net | $	$ 2.9		$ 1.3
Common stock, par value (in dollars per share) | € / shares		€ 0.59		€ 0.59
Common stock, shares authorized (in shares)	2,000,000,000		2,000,000,000
Common stock, shares issued (in shares)	442,269,905		441,524,118
Common stock, shares outstanding (in shares)	442,269,905		441,524,118